Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	53.10%	65.40%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	44.00%	32.70%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	2.90%	1.90%